UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23709

Monachil Credit Income Fund

(Exact name of registrant as specified in charter)

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Address of principal executive offices) (Zip code)

Joseph McNeila

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Name and address of agent for service)

With Copies to:

David Baum	Martin H. Dozier
Alston & Bird LLP	Alston & Bird LLP
The Atlantic Building	One Atlantic Center
950 F Street NW	1201 West Peachtree Street
Washington, D.C. 20004	Atlanta, GA 30309
Tel: (202) 239-3300	Tel: (404) 881-7000
Fax: (202) 239-3333	Fax: (404) 881-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

Monachil Credit Income Fund
Consolidated Financial Statements
For the Period Ended June 30, 2024

Monachil Credit Income Fund

For the Period Ended June 30, 2024

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2024

Principal Amount1		Value
	AUTO – 18.27%
$2,347,132	Series 2023-2 Asset-Specific Trust Interest of INNOVATE MASTER TRUST4 17.500%, 11/7/2036	$1,481,536
2,812,581	Capsource Venture Investments III, LLC 14.000%, 3/21/2034	2,312,611
	TOTAL AUTO (Cost $3,823,242)	3,794,147
	COLLATERALIZED LOAN OBLIGATION – 23.87%
250,000	Barrow Hanley CLO II Ltd.4,5 8.825% (3-Month Term SOFR+350 basis points), 10/20/2035	255,025
500,000	Barrow Hanley CLO II Ltd.4,5 11.075% (3-Month Term SOFR+575 basis points), 10/20/2035	519,433
250,000	Barrow Hanley CLO II Ltd.4,5 13.695% (3-Month Term SOFR+837 basis points), 10/20/2035	259,455
250,000	BCC Middle Market CLO 2023-1, LLC3,4,5 9.125% (3-Month Term SOFR+380 basis points), 7/20/2035	256,001
250,000	BCC Middle Market CLO 2023-1, LLC3,4,5 9.875% (3-Month Term SOFR+455 basis points), 7/20/2035	252,102
250,000	BCC Middle Market CLO 2023-1, LLC3,4,5 11.975% (3-Month Term SOFR+665 basis points), 7/20/2035	251,547
250,000	BCC Middle Market CLO 2023-1, LLC3,4,5 15.165% (3-Month Term SOFR+984 basis points), 7/20/2035	251,402
250,000	Birch Grove CLO 6 Ltd.4,5 11.155% (3-Month Term SOFR+583 basis points), 7/20/2035	260,589
250,000	Canyon Capital CLO 2023-1 Ltd.4,5 8.329% (3-Month Term SOFR+300 basis points), 10/15/2036	254,278
250,000	Canyon Capital CLO 2023-1 Ltd.4,5 10.329% (3-Month Term SOFR+500 basis points), 10/15/2036	258,729
250,000	Canyon Capital CLO 2023-1 Ltd.4,5 13.309% (3-Month Term SOFR+798 basis points), 10/15/2036	260,005
250,000	CIFC-LBC Middle Market CLO 2023-1, LLC4,5 9.625% (3-Month Term SOFR+430 basis points), 10/20/2035	251,366
500,000	CIFC-LBC Middle Market CLO 2023-1, LLC4,5 11.825% (3-Month Term SOFR+650 basis points), 10/20/2035	502,308
250,000	CIFC-LBC Middle Market CLO 2023-1, LLC4,5 14.625% (3-Month Term SOFR+930 basis points), 10/20/2035	252,813
250,000	Dryden 107 CLO Ltd.4,5 8.322% (3-Month Term SOFR+300 basis points), 8/15/2035	253,101
250,000	Dryden 107 CLO Ltd.4,5 10.472% (3-Month Term SOFR+515 basis points), 8/15/2035	258,202
250,000	Fortress Credit BSL XIX Ltd.4,5 11.592% (3-Month Term SOFR+627 basis points), 7/24/2036	259,921
100,000	SCF Equipment Leasing 2023-13,4 7.000%, 8/22/2033	101,151
	TOTAL COLLATERALIZED LOAN OBLIGATION (Cost $4,824,494)	4,957,428

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2024

Principal Amount1		Value
	CONSUMER ABS – 29.78%
$100,000	Aligned Data Centers Issuer, LLC3,4 6.000%, 8/17/2048	$100,237
3,678	Auxilior Term Funding 2023-1 LLC3,4 5.864%, 11/15/2024	3,679
200,000	Auxilior Term Funding 2023-1 LLC3,4 6.180%, 12/15/2028	200,972
200,000	Auxilior Term Funding 2023-1 LLC3,4 10.970%, 12/15/2032	201,118
111,826	Bank of America Auto Trust 2023-13,4 5.830%, 5/15/2026	111,911
500,000	Blackrock MT Hood CLO X, LLC3,4,5 11.885% (3-Month Term SOFR+656 basis points), 4/20/2035	503,784
250,000	Carlyle US CLO 2023-2 Ltd.4,5 10.325% (3-Month Term SOFR+500 basis points), 7/20/2036	258,050
325,000	CarMax Auto Owner Trust 2021-24 0.810%, 12/15/2026	313,660
116,866	Carvana Auto Receivables Trust 2021-P13,4 0.860%, 1/11/2027	113,981
100,000	Carvana Auto Receivables Trust 2023-P43,4 6.550%, 12/10/2029	101,914
83,252	Carvana Auto Receivables Trust 2023-P53,4 5.770%, 4/12/2027	83,210
200,000	Carvana Auto Receivables Trust 2024-P13,4 5.500%, 8/10/2027	199,773
100,000	Carvana Auto Receivables Trust 2024-P13,4 5.570%, 7/10/2030	100,607
100,000	Carvana Auto Receivables Trust 2024-P13,4 6.250%, 3/10/2031	101,258
250,000	CFG Investments Ltd.4 8.560%, 7/25/2034	250,759
209,534	CNH Equipmet Trust 2023-B4 5.900%, 2/16/2027	209,808
100,000	CP EF Asset Securitization II LLC4 7.560%, 3/15/2033	94,237
148,243	DLLAA 2023-1, LLC4 5.930%, 7/20/2026	148,486
239,641	DT Auto Owner Trust 2023-33,4 6.290%, 8/16/2027	240,278
16,241	Enterprise Fleet Financing 2021-2 LLC3,4 0.480%, 5/20/2027	16,043
36,652	Enterprise Fleet Financing 2021-3 LLC3,4 0.770%, 8/20/2027	36,226
6,151	Ford Credit Auto Lease Trust 2022-A4 3.370%, 7/15/2025	6,146
480,169	Foundation Finance Trust 2023-14 9.180%, 12/15/2043	492,982

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2024

Principal Amount1		Value
	CONSUMER ABS (Continued)
$109,183	GLS Auto Receivables Issuer Trust 2023-24 5.700%, 1/15/2027	$109,152
100,000	GLS Auto Receivables Issuer Trust 2023-24 5.520%, 11/15/2027	99,699
100,000	GLS Auto Receivables Issuer Trust 2023-24 5.690%, 3/15/2029	99,150
100,000	GLS Auto Receivables Issuer Trust 2023-24 6.310%, 3/15/2029	100,413
6,587	GM Financial Automobile Leasing Trust 2023-14 5.270%, 6/20/2025	6,586
23,944	GM Financial Consumer Automobile Leasing Trust 2021-24 0.510%, 4/16/2026	23,657
60,381	GM Financial Consumer Automobile Leasing Trust 2021-44 0.680%, 9/16/2026	58,984
98,975	Goodleap Sustainable Home Solutions Trust 2023-44 7.970%, 3/20/2057	100,215
500,000	Lendmark Funding Trust 2023-14 8.690%, 5/20/2033	515,706
250,000	Man US CLO 2023-1 Ltd.3,4,5 9.325% (3-Month Term SOFR+400 basis points), 7/20/2035	257,781
250,000	Man US CLO 2023-1 Ltd.3,4,5 11.175% (3-Month Term SOFR+585 basis points), 7/20/2035	259,541
49,752	Mercedes-Benz Auto Receivables Trust 2021-24 0.460%, 6/15/2026	48,836
137,500	New Mountain Guardian IV Rated Feeder I Ltd.3,4,5 9.826% (3-Month Term SOFR+450 basis points), 8/15/2036	137,500
100,000	OneMan Financial Issuance Trust 2023-24 7.520%, 9/15/2036	103,219
123,083	Upstart Securitization Trust 2023-24 6.770%, 6/20/2033	123,424
250,000	Upstart Securitization Trust 2023-24 7.920%, 6/20/2033	252,302
	TOTAL CONSUMER ABS (Cost $6,093,772)	6,185,284
	CORPORATE BONDS – 2.81%
200,000	Ares Capital Corp.4 3.250%, 7/15/2025	194,371
100,000	Barings BDC, Inc.4 3.300%, 11/23/2026	92,377
100,000	Blackstone Private Credit Fund 2.350%, 11/22/2024	98,566
200,000	Sixth Street Specialty Lending, Inc.4 3.875%, 11/1/2024	198,539
	TOTAL CORPORATE BONDS (Cost $581,026)	583,853

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2024

Principal Amount1		Value
	OTHER – 14.23%
$100,000	Frontier Issuer, LLC4 8.300%, 8/20/2053	$102,868
181,511	Lunar Aircraft 2020-1 LTD3,4 3.376%, 2/15/2045	172,594
250,000	MetroNet Infrastructure Issuer LLC4 6.560%, 4/20/2053	256,069
250,000	MetroNet Infrastructure Issuer LLC4 8.010%, 4/20/2053	256,258
70,588	Mileage Plus Holdings LLC4,5 10.548%, (3-Month Term SOFR+ 525 basis points) 6/20/2027	72,112
2,050,000	NH Cash Investment5 22.25%, 8/18/2027	2,050,000
45,435	SkyMiles IP Ltd.4,5 9.063% (1-Month Term SOFR+375 basis points), 9/16/2027	46,589
	TOTAL OTHER (Cost $2,923,616)	2,956,490
	U.S. TREASURY BILL – 8.52%
1,770,000	5.269%, 7/2/2024	1,769,743
	TOTAL U.S. TREASURY BILL (Cost $1,769,741)	1,769,743
	TOTAL INVESTMENTS – 97.48% (Cost $20,015,891)	20,246,945
	Other Assets in Excess of Liabilities – (2.52%)2	523,760
	TOTAL NET ASSETS – 100.00%	$20,770,705

1 Local Currency
2 Includes Cash, Cash equivalents, Dividends and interest, and Total liabilities.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,054,610, which represents 19.30% of the total net assets of the Fund.
4 Callable
5 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
See accompanying Notes to Schedules of Investments.

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2024

FUTURES CONTRACTS
Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Equity Futures
CBOE VIX Index	December 2024	1	16,853	17,301	448
Total Long Contracts			$16,853	$17,301	$448
Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2024	Unrealized Appreciation (Depreciation)
Equity Futures
CBOE IBOXX Ishares	September 2024	(13)	(2,052,483)	(2,047,435)	5,048
CBOE IBOXX Ishares	December 2024	(1)	(159,898)	(157,777)	2,121
Total Short Contracts			$(2,212,381)	$(2,205,212)	$7,169
TOTAL FUTURES CONTRACTS			$(2,195,528)	$(2,187,911)	$7,617
See accompanying Notes to Schedules of Investments.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
As of June 30, 2024

Assets:
Investments, at value (cost $20,015,891)	$20,246,945
Cash	102,182
Cash deposited with broker	91,424
Receivables:
Investment securities sold	8,227
Other Receivable	1,119
Dividends and interest	375,960
Due from Advisor	196,779
Unrealized appreciation on open futures contracts	7,617
Prepaid expenses	4,015
Total assets	21,034,268
Liabilities:
Foreign currency due to custodian, at value (proceeds $58,752)	58,073
Payables:
Trustees’ fees and expenses	38,416
Accrued other expenses	167,074
Total liabilities	263,563
Net Assets	20,770,705
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) — Continued
As of June 30, 2024

Components of Net Assets:
Paid-in capital	$19,156,032
Total distributable earnings (deficit)	1,614,673
Net Assets	$20,770,705
Maximum Offering Price per Share:
Class I Shares
Shares Outstanding
Net assets applicable to shares outstanding	$20,770,705
Shares of common stock issued and outstanding	2,069,685
Net asset value per share	$10.04
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2024 (Unaudited)

Investment Income:
Interest	$1,107,135
Total investment income	1,107,135
Expenses:
Legal fees	199,027
Advisory fees	128,737
Fund administration fees	41,877
Trustees’ fees and expenses	38,416
Shareholder reporting fees	25,362
Transfer agent fees and expenses	23,730
Fund accounting fees	20,507
Chief Compliance Officer fees	17,582
Registration fees	13,824
Miscellaneous	13,187
Custody fees	12,686
Auditing fees	9,324
SEC fees	648
Total expenses, before waivers	544,907
Less: Advisory fees waived	(128,737)
Other expenses absorbed	(235,937)
Net Expenses	180,233
Net investment income (loss)	926,902
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(556,800)
Futures contracts	8,102
Foreign currency transactions	2,640
Net realized gain (loss)	(546,058)
Net change in unrealized appreciation/depreciation on:
Investments	453,650
Futures contracts	7,617
Foreign currency translations	654
Net change in unrealized appreciation/depreciation	461,921
Net realized and unrealized gain (loss) on investments	(84,137)
Net increase (decrease) in net assets resulting from operations	$842,765

* Commencement of Operations
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$926,902	$1,787,483
Net realized gain (loss) on investments	(546,058)	(1,605,875)
Net change in unrealized appreciation/depreciation on investments	461,921	1,757,262
Net increase (decrease) in net assets resulting from operations	842,765	1,938,870
Distributions to Shareholders:
Distributions
Class I	(960,773)	(1,864,594)
Total distributions to shareholders	(960,773)	(1,864,594)
Capital Transactions:
Sale of Shares
Class I	175,000	6,400,000
Reinvested Distributions
Class I	4,477	—
Shares Repurchased
Class I	—	(200,600)
Net increase (decrease) in net assets from capital transactions	179,477	6,199,400
Total increase (decrease) in net assets	61,469	6,273,676
Net Assets:
Beginning of period	20,709,236	14,435,560
End of period	$20,770,705	20,709,236
Capital Share Transactions:
Sale of Shares
Class I	17,361	630,620
Reinvested Distributions
Class I	447	—
Shares Repurchased
Class I	—	(20,000)
Net increase (decrease) in capital share transactions	17,808	610,620
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Period Ended June 30, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$842,765
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities net cash used for operating activities:
Purchases of long-term portfolio investments	(10,111,494)
Sales of long-term portfolio investments	2,323,725
Purchases of short-term portfolio investments	(18,318,473)
Sales of short-term portfolio investments	25,731,278
Decrease in foreign currency	29,652
Increase in cash deposited with broker for securities sold short	(91,424)
Decrease in other receivable	61,726
Increase in dividends and interest receivable	(120,972)
Decrease in due from Advisor	321,201
Increase in Unrealized appreciation on open futures contracts	(7,617)
Decrease in prepaid expenses	9,559
Increase in foreign currency due to custodian	58,073
Decrease in Chief Compliance Officer fees	(4,257)
Increase in Trustees’ fees & expenses	28,416
Increase in accrued expenses	101,144
Net amortization on investments	(163,060)
Net realized gain (loss)	938,827
Net change in unrealized appreciation/depreciation	(461,267)
Net cash provided by (used for) operating activities	1,167,802
Cash flows provided by (used for) financing activities:
Proceeds from sales of shares	175,000
Cost of shares redeemed	(200,600)
Dividends paid to shareholders, net of reinvestments	(956,296)
Net cash provided by (used for) financing activities	(981,896)
Net increase (decrease) in cash	185,906
Cash:
Beginning of period	7,700
End of period	$193,606
End of Year Cash Balances:
Cash	102,182
Cash deposited with broker for securities sold short	91,424
End of period	$193,606
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period December 5, 2022* through December 31, 2022
Net asset value, beginning of period	$10.09	$10.02	$10.00
Income from Investment Operations:
Net investment income	0.45	0.98	0.07
Net realized and unrealized gain (loss) on investments	(0.03)	0.10	0.02
Total from investment operations	0.42	1.08	0.09
Less Distributions:
From net investment income	(0.47)	(1.01)	—
From return of capital	—	—	(0.07)
From net realized gains	—	—	—
Total distributions	(0.47)	(1.01)	(0.07)
Net asset value, end of period	$10.04	$10.09	$10.02
Total return	4.84%1	11.37%	0.91%1
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$20,771	$20,709	$14,436
Gross investment income (loss) to average net assets	5.44%2	4.22%	(7.73)%2
Net investment income (loss) to average net assets	8.97%2	9.35%	9.41%2
Ratio of gross expenses to average net assets	5.28%2	7.91%	21.06%2
Ratio of net expenses to average net asets	1.75%2	2.78%	3.93%2
Portfolio turnover rate	16%1	136%	0%1

* Commencement of operations.
1 Not annualized.
2 Annualized.
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited)
June 30, 2024

Note 1 — Organization
Monachil Credit Income Fund (“Fund”) was organized as a Delaware statutory trust on June 3, 2021, and operates under an Amended and Restated Agreement and Declaration of Trust dated July 13, 2022 (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3.
The Fund commenced operations on December 5, 2022. Simultaneous with the commencement of the Fund’s operations, Wolf River INV LLC (the “Predecessor Fund”), a Delaware limited liability company, reorganized with, and transferred substantially all its assets and remaining liabilities into, the Fund in exchange for 1,431,157 Class I shares valued at $14,311,572. The Predecessor Fund had substantially the same investment objective and strategies as those of the Fund. The Fund and the Predecessor Fund share the same investment manager and portfolio manager. The Agreement and Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on June 8, 2022. The reorganization was accomplished at the close of business on December 2, 2022.
Cash, interest receivable and securities of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.
The Fund intends to operate as an interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset Value(“NAV”).
Monachil Capital Partners LP serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.
The Fund’s primary investment objective is to provide investors with current income and attractive risk adjusted returns with relatively low correlation to the public equity and fixed income markets. The Fund commenced investment operations on December 5, 2022.
The Fund has registered two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Only Class I Shares have been offered as of June 30, 2024.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.
A trustee and officer of the Trust owns approximately 56% of the outstanding Class I shares of the Fund, as of June 30, 2024.
(a) Consolidation of Subsidiary
The Fund may seek to provide exposure to certain securities that are not freely tradeable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the asset to be held by a non-U.S. person (“other restricted non-U.S. securities”) by investing through one or more wholly owned subsidiaries (each a “Subsidiary” and collectively the “Subsidiaries”), including Wolf River Cayman, Ltd. and Taffy III Ltd. The Subsidiaries may invest in Regulation S securities and other restricted non-U.S. securities. Regulation S securities are debt or equity securities of U.S. and foreign issuers offered through private offerings exempt from registration with the SEC pursuant to Regulation S of the Securities Act of 1933,

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

as amended. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiaries are advised by the Investment Manager and has the same investment objective as the Fund. The Subsidiaries may also hold cash and invest in other instruments, including fixed-income investments, that are not Regulation S securities or other restricted non-U.S. securities, either as investments or to serve as margin or collateral for the Subsidiary’s Regulation S or other restricted non-U.S securities positions.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
Pursuant to Rule 2a-5, the Board has designated the Investment Manager as its valuation designee (“Valuation Designee”) to perform the fair value determinations relating to all the Fund’s investments. The Investment Manager may carry out its designated responsibilities as valuation designee through a committee. The Fund values its investments in accordance with valuation procedures of the Fund and the Investment Manager. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Investment Manager in good faith, taking into consideration all available information and other factors that the Investment Manager deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Investment Manager, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Investment Manager generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Investment Manager may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Other Fixed income securities may be valued by an outside pricing service overseen by the Investment Manager. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

representative of the fair value of such investment, fair value will be determined in good faith by the Investment Manager, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Investment Manager will make a determination in good faith of the fair value of the security. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. However, the Fund did not qualify as a regulated investment company for the period from the commencement of operations on December 5, 2022 through December 31, 2022 given the short time period since the Fund commenced operations. As such, the Fund was taxed as a corporation for the period from the commencement of operations on December 5, 2022 through December 31, 2022. For the fiscal year ending December 31, 2023, the Fund qualified as a regulated investment company. Corporate taxes incurred by the Fund during the period it was not a regulated investment company were paid by the Investment Manager through fee waivers or expense reimbursements pursuant to the terms of the expense limitation agreement as detailed in Note 3. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the periods from the commencement of operations on December 5, 2022 through June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Fund contemplates declaring as dividends each year all or substantially all of its taxable income and intends to make monthly distributions.
Note 3 — Investment Advisory and Other Agreements
The Fund entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays the Investment Manager an investment management fee (the “Management Fee”) that consists of two components: (i) an advisory fee (the “Advisory Fee”), and (ii) an incentive fee (the “Incentive Fee”). The Fund pays the Investment Manager a monthly Advisory Fee equal to 1.25% on an annualized basis of the Fund’s average daily Managed Assets for the period. The Advisory Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.
The Advisory Fee is paid to the Investment Manager before giving effect to any repurchase of Shares of the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Advisory Fee is accrued daily and is due and payable monthly in arrears within ten (10) Business Days after the end of the month.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus the Fund’s operating expenses for the quarter. For such purposes, the Fund’s operating expenses will include the Advisory Fee, but will exclude the Incentive Fee. “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of Fund Shares reduced by amounts paid in connection with purchases of Fund Shares pursuant to the Fund’s share repurchase program.
The portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 1.765% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of adjusted capital in any fiscal quarter; and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved.
The calculation of the Incentive Fee for each fiscal quarter is as follows:
No Incentive Fee is payable in any fiscal quarter in which the Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate; 100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.765% in any fiscal quarter (7.06% annualized) is payable to the Investment Manager and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter (7.06 annualized) is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved, (15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Investment Manager).
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Management Fee, taxes, borrowing and other investment-related costs and fees paid to unaffiliated third parties including interest payments on borrowed funds, loan origination fees, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees, distribution or servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class I Shares. (the “Expense Limit”). Additionally, under the Expense Limitation and Reimbursement Agreement, the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume payment of any RIC Non-Qualification Taxes up to a maximum of $1 million in a tax year for Fund’s first two tax years or periods, subject to extensions for future tax years. For a period not to exceed three years from the date on which a waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of waiver or the expense limit in effect at the time of recoupment, whichever is lower. A Waiver for RIC Non-Qualification Taxes is not subject to recoupment. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends on April 30, 2025. After its initial two-year term, the Expense Limitation and Reimbursement Agreement is subject to renewal annually for one-year terms thereafter. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term without the approval of the Fund’s Board.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian; and UMB Distribution Services, LLC serves as the distributor of the shares of the fund.
The Fund’s Chief Compliance Officer is an employee of Accredence, LLC.
Note 4 — Federal Income Taxes
At June 30, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$20,015,891
Gross unrealized appreciation	$402,942
Gross unrealized depreciation	(171,888)
Net unrealized appreciation on investments	$231,054
As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(106,348)
Unrealized appreciation on investments	158,104
Other accumulated gains	1,680,925
Total accumulated earnings	$1,732,681
The tax character of distributions paid during the fiscal year ended December 31, 2023 and December 31, 2022 were as follows: Distribution paid from:
	2023	2022*
Ordinary income	$668,440	$102,401
Net long-term capital gains	—	—
Return of Capital	1,196,154	—
Total distributions paid	$1,864,594	$102,401

* Commencement of Operations
As of December 31, 2023 the Fund had a short-term capital loss carryforward of $106,348. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code Limitations.
Note 5 — Investment Transactions
For the period ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were $5,557,537 and $2,394,291, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

Note 7 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value is more subjective. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Monachil Credit Income Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Auto	$—	$—	$3,794,147	$3,794,147
Collateralized Loan Obligation	—	4,957,428	—	4,957,428
Consumer ABS	—	6,047,784	137,500	6,185,284
Corporate Bonds	—	583,853	—	583,853
Other	—	906,490	2,050,000	2,956,490
U.S. Treasury Bill	—	1,769,743	—	1,769,743
Total Investments	$—	$14,265,298	$5,981,647	$20,246,945

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Auto	Consumer ABS	Other
Balance as of December 31, 2023	$1,964,978	$187,490	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(100,215)	—
Total realized gain/(loss)	(408,385)	—	—
Total unrealized appreciation/(depreciation)	55,525	—	—
Included in other comprehensive income	—	225	—
Net purchases	2,387,530	50,000	2,050,000
Net sales	(205,501)	—	—
Return of Capital	—	—	—
Balance as of June 30, 2024	$3,794,147	$137,500	$2,050,000
Valuation techniques and unobservable inputs of Level 3 assets measured at fair value as of June 30, 2024 are as follows:
	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Inputs
Assets Auto	$3,794,147	Market Approach	Estimated liquidation value	N/A
Consumer ABS	$137,500	Market Approach	Estimated liquidation value	N/A
Other	$2,050,000	Market Approach	Estimated liquidation value	N/A
An increase to the input would result in an increase to the valuation of the Level 3 securities. A decrease to the input would result in a decrease to the valuation of the Level 3 securities.
Note 8 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the period ended June 30, 2024.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the fund as of June 30, 2024 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Unrealized appreciation on futures contracts	$7,617	N/A	—
Total		$7,617		$—

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

The effects of the Fund’s derivative instruments on the Statement of Operations for the period ended June 30, 2024 are as follows:
Realized Gain/Loss on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Commodity contracts	$1,990	$1,990
Equity contracts	(6,098)	(6,098)
Index contracts	12,210	12,210
Total	8,102	8,102
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$7,617	$7,617
Total	$7,617	$7,617
The quarterly average volumes of derivative instruments in the Fund as of June 30, 2024 are as follows:
Derivatives not designated as hedging instruments		Notional Value
Equity contracts	Long futures contracts	$(1,252,580)
Equity contracts	Short futures contracts	$5,618
Note 9 — Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present. There were no gross amounts of the financial instruments or corresponding amounts related to financial instruments/cash collateral not offset as of June 30, 2024.
Note 10 — Limited Liquidity
The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2024

Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.
The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% of its Shares at NAV on a regular schedule.
Data regarding the repurchase offers conducted by the Fund for the period ended June 30, 2024 are as follows:
	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
Commencement Date	February 27, 2024	May 29, 2024
Repurchase Request	March 28, 2024	June 28, 2024
Repurchase Pricing date	March 28, 2024	June 28, 2024
Net Asset Value as of Repurchase Offer Date
Class I Shares	$10.06	$10.04
Amount Repurchased	—	—
Class I Shares	—	—
Percentage of Outstanding Shares Repurchased
Class I Shares	—%	—%
Note 10 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Monachil Credit Income Fund
FUND INFORMATION (Unaudited)

Proxy Voting Guidelines
The Fund exercises the voting rights associated with the securities held by the Fund under the proxy voting policy of the Fund. A description of those policies and procedures of the Fund and a record of the Fund’s proxy votes for the period ended June 30, 2024 will be available without charge, upon request, by calling (855) 552-5520. It will also be available on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.
Quarterly Filing of Portfolio Holdings
The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available immediately upon filing on the SEC’s website at www.sec.gov.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Monachil Credit Income Fund

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Chief Executive Officer)

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Chief Executive Officer)

Date	September 6, 2024

By (Signature and Title)*	/s/ Joseph McNeila
Joseph McNeila, Treasurer
(Principal Financial Officer)

Date	September 6, 2024

* Print the name and title of each signing officer under his or her signature.